UNITED STATES ,,,,,,,,,,
SECURITIES AND EXCHANGE COMMISSION,,,,,,,,,,
"Washington, D.C.  20549",,,,,,,,,,

FORM 13F,,,,,,,,,,

FORM 13F COVER PAGE,,,,,,,,,,


"Report for the Calendar Year or Quarter Ended:  March 31, 2000",,,,,,,,,,

Check here if Amendment  [    ] ;  Amendment Number:,,,,,,,,,,
This Amendment (Check only one.): [    ] is a restatement.,,,,,,,,,,
                                  [    ] adds new holdings entries.,,,,,,,,,,

Institutional Investment Manager Filing this Report:,,,,,,,,,,

"Name:      Provident Investment Management, LLC"
Address:  1 Fountain Square
"                Chattanooga, TN  37402"

13F File Number:    28-6998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and " "that it is understood that all required items, statements," "schedules, lists and tables, are considered integral parts of" this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Fussell
"Title:      Vice President, Investments"
Phone:   423-755-1916
"Signature, Place, and Date of Signing:"

"     David Fussell     Chattanooga, Tennessee     May 11, 2000"

Report Type  (Check only one.):

[ X ]       13F HOLDINGS REPORT.
[    ]       13F NOTICE.
[    ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Unum Life Insurance Company of America,,,,,,,,,,
Unum Employees Lifecycle Plan,,,,,,,,,,

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE,,,,,,,,,, ACT OF 1934.,,,,,,,,,,
      ,,,,,,,,,,




FORM 13F SUMMARY PAGE,,,,,,,,,,


Report Summary:,,,,,,,,,,

Number of Other Included Managers:,,,,,,,,,,

Form 13F Information Table Entry Total:,,,133

Form 13F Information Table Value Total:,,,"711,891 "

List of Other Included Managers:,,,

No.          13F File Number          Name,,,

01                                    Unum Life Insurance Company of America,,,
02                                    Unum Employees Lifecycle Plan,,,

      ,,,




       ,,   ,,,,,,,,,,,,,,,   ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
FORM 13F INFORMATION TABLE,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
,,,,VALUE,,SHARES/,SH/,PUT/,INVSTMT,OTHER,VOTING AUTHORITY,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
NAME OF ISSUER,,TITLE OF CLASS,CUSIP,(X$1000),,PRN AMT,PRN,CALL,DSCRET,MANAGERS,SOLE,SHARED,NONE,,,,,,

GLOBAL CROSSING LTD,,COM,G3921A100,2702,,66010,SH,,DEFINED,,66010 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
GLOBAL CROSSING LTD,,COM,G3921A100,5035,,123000,SH,,SOLE,02,123000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
AT&T CORP,,COM,001957109,3840 ,,68199,SH,,DEFINED,,68199 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
ALLIED WASTE INDS INC,,COM PAR $.01 NEW,019589308,1164,,177300 ,SH,,DEFINED,,177300 ,,,,,,,,,,,,,,,,,,
ALLIED WASTE INDS INC,,COM PAR $.01 NEW,019589308,2102,,320300 ,SH,,SOLE,02,320300 ,,,,,,,,,,,,,,,,,,,
ALTERA CORP,,COM,021441100,10442,,117000,SH,,SOLE,02,117000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
ALZA CORP DEL,,SUB DB CON 5%,022615AD0,2384 ,,2200000 ,PRN,,SOLE,,2200000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,
AMERICA ONLINE INC DEL,,COM,02364J104,4586 ,,68000 ,SH,,SOLE,02,68000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
AMERICA ONLINE INC DEL,,COM,02364J104,3911 ,,58000 ,SH,,DEFINED,,58000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
AMERICAN EXPRESS CO,,COM,025816109,10277 ,,69000 ,SH,,DEFINED,,69000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
AMERICAN GEN DEL LLC,,MIPS SER A,02637G200,7554 ,,106400 ,SH,,SOLE,,106400 ,,,,,,,,,,,,,,,,,,,,,,,,,,,
APARTMENT INVT & MGMT CO,,PFD CONV CL K,03748R705,2970 ,,120000 ,SH,,SOLE,,120000 ,,,,,,,,,,,,,,,,,,,,
BANK OF AMERICA CORPORATION,,COM,060505104,3408 ,,65000 ,SH,,DEFINED,,65000 ,,,,,,,,,,,,,,,,,,,,,,,,,,
BINDLEY WESTN INDS INC,,COM,90324104,97 ,,7120 ,SH,,SOLE,,7120 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
BRISTOL MYERS SQUIBB CO,,COM,110122108,5586 ,,95800 ,SH,,DEFINED,,95800 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
BROADWING ,,COM,111620100,707 ,,19000 ,SH,,SOLE,02,19000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
BROADWING ,,COM,111620100,3139 ,,84400 ,SH,,DEFINED,,84400 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
CVS CORP,,COM,126650100,4507 ,,120000 ,SH,,SOLE,02,120000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
CAPSTAR HOTEL CO,,SUB NT CV 4.75%,140918AC7,2262 ,,3000000 ,PRN,,SOLE,,3000000 ,,,,,,,,,,,,,,,,,,,,,,,
CENDANT CORP,,COM,151313103,1088 ,,58817 ,SH,,DEFINED,,58817 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
CHASE MANHATTAN CORP NEW,,COM,16161A108,5615 ,,64400 ,SH,,DEFINED,,64400 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
CIENA CORP,,COM,171779101,9775 ,,77500 ,SH,,SOLE,02,77500 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
CISCO SYS INC,,COM,17275R102,23131 ,,299200 ,SH,,DEFINED,,299200 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
CISCO SYS INC,,COM,17275R102,33631 ,,435000 ,SH,,SOLE,02,435000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
CITIZENS UTILS TR,,PFD EPPICS CV,177351202,2800 ,,44800 ,SH,,SOLE,,44800 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
COCA COLA CO,,COM,191216100,2516 ,,53600 ,SH,,DEFINED,,53600 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
COLGATE PALMOLIVE CO,,COM,194162103,7892 ,,140000 ,SH,,SOLE,02,140000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
COMCAST CORP,,CL A SPL,200300200,10627 ,,245000 ,SH,,DEFINED,,245000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
COMCAST CORP,,CL A SPL,200300200,3253 ,,75000 ,SH,,SOLE,02,75000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
COMPUTER ASSOC INTL INC,,COM,204912109,4528 ,,76500 ,SH,,DEFINED,,76500 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
CORNING INC,,COM,219350105,5277 ,,27200 ,SH,,DEFINED,,27200 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
DELL COMPUTER CORP,,COM,247025109,4315 ,,80000 ,SH,,SOLE,02,80000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
DISNEY WALT CO,,COM,254687106,3898 ,,94500 ,SH,,DEFINED,,94500 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
DISNEY WALT CO,,COM,254687106,7054 ,,171000 ,SH,,SOLE,02,171000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
DURA PHARMACEUTICALS INC,,SUB NT CV 3.5%,26632SAA7,6075 ,,7375000 ,PRN,,SOLE,,7375000 ,,,,,,,,,,,,,,,,
E M C CORP MASS,,COM,268648102,5796 ,,46000 ,SH,,SOLE,02,46000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
ERICSSON L M TEL CO,,ADR CL B SEK10,294821400,27112 ,,289000 ,SH,,SOLE,02,289000 ,,,,,,,,,,,,,,,,,,,,,
FINOVA FIN TR,,TOPRS CV 9.16%,31808E207,2025 ,,60000 ,SH,,SOLE,,60000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
FIRST DATA CORP,,COM,319963104,2066 ,,46700 ,SH,,DEFINED,,46700 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
FRIEDE GOLDMAN HALTER INC,,SR SB NTVC4.5%,58430AA4,630 ,,1250000 ,SH,,SOLE,,1250000 ,,,,,,,,,,,,,,,,,,
GANNETT INC,,COM,364730101,4011 ,,57000 ,SH,,DEFINED,,57000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
GAP INC DEL,,COM,364760108,3487 ,,70000 ,SH,,SOLE,02,70000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
GENERAL ELEC CO,,COM,369604103,11361 ,,73000 ,SH,,DEFINED,,73000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
GILLETE CO,,COM,375766102,2141 ,,56800 ,SH,,DEFINED,,56800 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
GILLETE CO,,COM,375766102,9301 ,,246800 ,SH,,SOLE,02,246800 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
HEALTHSOUTH CORP,,COM,421924101,1060 ,,186400 ,SH,,DEFINED,,186400 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
HEWLETT PACKARD CO,,COM,428236103,9846 ,,74100 ,SH,,SOLE,02,74100 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
HILTON HOTELS CORP,,SUB NT CONV 5%,432848AL3,610 ,,800000 ,PRN,,SOLE,,800000 ,,,,,,,,,,,,,,,,,,,,,,,,,
INTEL CORP,,COM,458140100,12745 ,,96600 ,SH,,DEFINED,,96600 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
INTEL CORP,,COM,458140100,23115 ,,175200 ,SH,,SOLE,02,175200 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
INTERPUBLIC GROUP COS INC,,SB NT CV 144A,460690AG5,1208 ,,1200000 ,PRN,,SOLE,,1200000 ,,,,,,,,,,,,,,,,
JOHNSON & JOHNSON,,COM,478160104,3006 ,,42792 ,SH,,DEFINED,,42792 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
KIMBERLY CLARK CORP,,COM,494368103,5824 ,,104000 ,SH,,SOLE,02,104000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
KROGER CO,,COM,501044101,1884 ,,107300 ,SH,,DEFINED,,107300 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
KROGER CO,,COM,501044101,2547 ,,145000 ,SH,,SOLE,02,145000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
LEAP WIRELESS INTL INC,,COM,521863100,170 ,,1720 ,PRN,,SOLE,,1720 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
LEAR CORP,,COM,521865105,1606 ,,57100 ,SH,,DEFINED,,57100 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
LILLY ELI & CO,,COM,532457108,3839 ,,61300 ,SH,,DEFINED,,61300 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
LILLY ELI & CO,,COM,532457108,6450 ,,103000 ,SH,,SOLE,02,103000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
LOWES COS INC,,COM,548661107,1850 ,,31700 ,SH,,DEFINED,,31700 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
LOWES COS INC,,COM,548661107,5254 ,,90000 ,SH,,SOLE,02,90000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
LUCENT TECHNOLOGIES INC,,COM,549463107,5646 ,,92180 ,SH,,DEFINED,,92180 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
MCI WORLDCOM INC,,COM,55268B106,10923 ,,241050 ,SH,,DEFINED,,241050 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
MCI WORLDCOM INC,,COM,55268B106,5438 ,,120000 ,SH,,SOLE,02,120000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
MAGNA INTL INC,,SUB DEB CV 5%,559222AE4,960 ,,1000000 ,PRN,,SOLE,,1000000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,
HCR MANOR CARE,,COM,564055101,3831 ,,283750 ,SH,,SOLE,02,283750 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
MCDONALDS CORP,,COM,580135101,2534 ,,67800 ,SH,,DEFINED,,67800 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
MEDTRONIC INC,,COM,585055106,5350 ,,104000 ,SH,,DEFINED,,104000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
MERCK & CO INC,,COM,589331107,3168 ,,51000 ,SH,,DEFINED,,51000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
MICROSOFT CORP,,COM,594918104,15895 ,,149600 ,SH,,DEFINED,,149600 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
MICROSOFT CORP,,COM,594918104,25713 ,,242000 ,SH,,SOLE,02,242000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
NATIONAL AUSTRALIA BK LTD,,CAP UTS EXCHBL,632525309,12272 ,,510000 ,PRN,,SOLE,,510000 ,,,,,,,,,,,,,,,,
NATIONAL DATA CORP,,COM,635621105,585 ,,22500 ,SH,,DEFINED,,22500 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
NEWELL RUBBERMAID INC,,COM,651229106,1709 ,,68900 ,SH,,DEFINED,,68900 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
NEWELL RUBBERMAID INC,,COM,651229106,2233 ,,90000 ,SH,,SOLE,02,90000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
OFFICE DEPOT INC,,COM,676220106,1655 ,,143150 ,SH,,DEFINED,,143150 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
OMNICOM GROUP INC,,SBDB CONV 144A,681919AC0,1483 ,,500000 ,PRN,,SOLE,,500000 ,,,,,,,,,,,,,,,,,,,,,,,,,
ORACLE CORP,,COM,68389X105,15800 ,,202400 ,SH,,DEFINED,,202400 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
PEPSICO INC,,COM,713448108,3194 ,,91600 ,SH,,DEFINED,,91600 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
PEPSICO INC,,COM,713448108,11697 ,,335400 ,SH,,SOLE,02,335400 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
PERSONNEL GROUP AMER INC,,SB NT CV 5.75%,715338AE9,2230 ,,3250000 ,PRN,,SOLE,,3250000 ,,,,,,,,,,,,,,,,
PFIZER INC,,COM,717081103,19305 ,,528000 ,SH,,SOLE,02,528000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
PHYCOR INC,,SUB DB CV 4.5%,71940FAB6,1084 ,,2500000 ,PRN,,SOLE,,2500000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
PROCTER & GAMBLE CO,,COM,742718109,1525 ,,27000 ,SH,,DEFINED,,27000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
PROCTER & GAMBLE CO,,COM,742718109,5650 ,,100000 ,SH,,SOLE,02,100000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
QUALCOMM INC,,COM,747525103,1800 ,,12056 ,PRN,,SOLE,,12056 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
QWEST COMMUNICATIONS INTL INC,,COM,749121108,2856 ,,59500 ,SH,,DEFINED,,59500 ,,,,,,,,,,,,,,,,,,,,,,,,
QWEST COMMUNICATIONS INTL INC,,COM,749121109,4800 ,,100000 ,SH,,SOLE,02,100000 ,,,,,,,,,,,,,,,,,,,,,,,
ROYAL DUTCH PETE CO,,NY REG GLD1.25,780257804,2145 ,,37100 ,SH,,DEFINED,,37100 ,,,,,,,,,,,,,,,,,,,,,,,
SCI SYS INC,,SUB NT CONV 3%   ADDED,783890AF3,1739 ,,1500000 ,PRN,,SOLE,,1500000 ,,,,,,,,,,,,,,,,,,,,,
SCI SYS INC,,COM,783890106,9503 ,,176800 ,SH,,DEFINED,,176800 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
SAFEWAY INC,,COM NEW,786514208,7086 ,,156600 ,SH,,DEFINED,,156600 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
SAFEWAY INC,,COM NEW,786514208,5656 ,,125000 ,SH,,SOLE,02,125000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
SARA LEE CORP,,COM,803111103,1800 ,,100000 ,SH,,DEFINED,,100000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
SCHERING PLOUGH CORP,,COM,806605101,7497 ,,204000 ,SH,,SOLE,02,204000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
SCHLUMBERGER LTD,,COM,806857108,1423 ,,18600 ,SH,,DEFINED,,18600 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
SCHLUMBERGER LTD,,COM,806857108,3825 ,,50000 ,SH,,SOLE,02,50000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
SOLECTRON CORP,,COM,834182107,2408 ,,60000 ,SH,,SOLE,02,60000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
SPRINT CORP,,COM FON GROUP,852061100,6300 ,,100000 ,SH,,DEFINED,,100000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
SPRINT CORP,,COM FON GROUP,852061100,3780 ,,60000 ,SH,,SOLE,02,60000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
SPRINT CORP,,PCS COM SER 1,852061506,3275 ,,50000 ,SH,,DEFINED,,50000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
STAPLES INC,,COM,855030102,1590 ,,79500 ,SH,,DEFINED,,79500 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
STAPLES INC,,COM,855030102,3800 ,,190000 ,SH,,SOLE,02,190000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
SUNRISE ASSISTED LIVING INC,,COM,86768K106,1073 ,,81000 ,SH,,DEFINED,,81000 ,,,,,,,,,,,,,,,,,,,,,,,,,,
SUNRISE ASSISTED LIVING INC,,COM,86768K106,1325 ,,100000 ,SH,,SOLE,02,100000 ,,,,,,,,,,,,,,,,,,,,,,,,,
SUNRISE ASSISTED LIVING INC,,SUB NT CV 5.5%,86768KAC0,2378 ,,3000000 ,PRN,,SOLE,,3000000 ,,,,,,,,,,,,,
TELLABS INC,,COM,879664100,7193 ,,114200 ,SH,,SOLE,02,114200 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
TENET HEALTHCARE CORP,,COM,88033G100,1895 ,,81500 ,SH,,DEFINED,,81500 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
TEXTRON INC,,COM,883203101,3105 ,,51000 ,SH,,DEFINED,,51000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
THERMO CARDIOSYSTEMS INC,,SB DB CV 144A,88355KAA9,1335 ,,1500000 ,PRN,,SOLE,,1500000 ,,,,,,,,,,,,,,,,,
THERMO ECOTEK CORP,,COM,88355R106,141 ,,17200 ,SH,,DEFINED,,17200 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
THERMO ECOTEK CORP,,SB DB CV 144A,88355RAB2,5253 ,,6300000 ,PRN,,SOLE,,6300000 ,,,,,,,,,,,,,,,,,,,,,,,
THERMO ELECTRON CORP,,COM,883556102,866 ,,42500 ,SH,,DEFINED,,42500 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
THERMO ELECTRON CORP,,SUB DB CV 144A,883556AF9,3174 ,,3450000 ,PRN,,SOLE,,3450000 ,,,,,,,,,,,,,,,,,,,,
THERMO FIBERTEK INC,,SUB DB CV 144A,88355WAA3,4472 ,,5200000 ,PRN,,SOLE,,5200000 ,,,,,,,,,,,,,,,,,,,,,
THERMOTREX CORP,,GTD SB DB CV 3.25%,883666AA7,1018 ,,1500000 ,PRN,,SOLE,,1500000 ,,,,,,,,,,,,,,,,,,,,,
TIME WARNER INC,,COM,887315109,23440 ,,234400 ,SH,,SOLE,02,234400 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
TYCO INTL LTD NEW,,COM,902124106,5283 ,,105400 ,SH,,DEFINED,,105400 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
TYCO INTL LTD NEW,,COM,902124106,3599 ,,71800 ,SH,,SOLE,02,71800 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
UNUMPROVIDENT CORP,,COM,91529Y106,7601 ,,448784 ,SH,,SOLE,02,448784 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
UNITED RENTALS INC,,COM,911363109,2674 ,,155000 ,SH,,SOLE,02,155000 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
UNITED RENTALS INC,,COM,911363109,2103 ,,121900 ,SH,,DEFINED,,121900 ,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,,
US WEST INC NEW,,COM,91273H101,726 ,,10000 ,SH,,DEFINED,,10000 ,,
US WEST INC NEW,,COM,91273H101,3631 ,,50000 ,SH,,SOLE,02,50000 ,,
VIACOM INC,,CL B,925524308,1650 ,,31288 ,SH,,DEFINED,,31288 ,,
VODAFONE GROUP PLC,,SPONSORED ADR,92857T107,6390 ,,115000 ,SH,,DEFINED,,115000 ,,
WAL MART STORES INC,,COM,931142103,5243 ,,92800 ,SH,,DEFINED,,92800 ,,
WAL MART STORES INC,,COM,931142103,3955 ,,70000 ,SH,,SOLE,02,70000 ,,
WASHINGTON MUT INC,,COM,939322103,2192 ,,82700 ,SH,,DEFINED,,82700 ,,
WASTE MGMT INC DEL,,COM,94106L109,1105 ,,80700 ,SH,,DEFINED,,80700 ,,
WASTE MGMT INC DEL,,SUB NT CONV 4%,94106LAA7,11448 ,,13000000 ,PRN,,SOLE,,13000000 ,,
WEATHERFORD INTL INC,,COM,947074100,3124 ,,53400 ,SH,,DEFINED,,53400 ,,
WILLIAMS COS INC DEL,,COM,969457100,6244 ,,142100 ,SH,,DEFINED,,142100 ,,
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